Non-Employee Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 9 - Non-Employee Share-Based Compensation

Stock Option Plans

At the discretion of management and with approval of the Board of Directors, the Company may grant options to purchase the Company’s common stock to certain individuals from time to time who are not employees of the Company.  These options are granted under the Second Amended and Restated 2007 Equity Incentive Plan of the Company and are granted on the same terms as those being issued to employees.  Stock options granted to non-employees are accounted for using the fair value approach.  The fair value of non-employee option grants are estimated using the Black-Scholes option-pricing model and are remeasured over the vesting term as earned.  The estimated fair value is expensed over the applicable service period.

The following table summarizes activity of stock options granted to non-employees at December 31, 2011 and changes during the year ended:

		Weighted Average
			Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2011	1,097,300	$1.23

Options Granted	-	-
Options Exercised	-	-
Options Forfeited	-	-
Outstanding at December 31, 2011	1,097,300	$1.23	6.26	$14,000

Exercisable at December 31, 2011	800,567	$1.13	5.54	$13,500

The aggregate intrinsic values in the table above are before income taxes, based on the Company’s closing stock price of $0.55 on the last day of business for the year ended December 31, 2011.

As of December 31, 2011, there was $6,665 of total unrecognized compensation expense related to nonvested share based compensation arrangements granted to non-employees. That cost is expected to be recognized over a weighted average period of 0.45 years as of December 31, 2011.   The weighted average fair value options granted during the year ended January 1, 2011 was $0.40.  We did not grant any options during the year ended December 31, 2011 to non-employees.  The fair value of the options that vested during the years ended December 31, 2011 and January 1, 2011 was $10,413 and $34,356, respectively.

Restricted Stock

Restricted stock awards granted by the Company to non-employees generally have a time vesting condition tied to respective service agreements.  In addition, there may be other vesting conditions such as achievement of certain performance goals on certain awards.

During the year ended December 31, 2011, the Company awarded 1,170,000 shares of restricted stock at a purchase price of $0.14 per share to certain consultants as compensation for services to the Company.  These restricted shares will fully vest on various dates in the year 2012, provided that no termination events defined in the related consulting agreements have occurred on or prior to such vesting dates.

The restricted stock awards to non-employees are accounted for using the fair value approach.  The fair value of non-employee restricted stock awards at December 31, 2011 was $479,700, which represents the market value of the Company’s common stock on December 31, 2011 less the purchase price.  The fair value is remeasured over the vesting term until vested and the fair value is expensed over the applicable service period.

The following table summarizes activity of restricted stock awards to non-employees at December 31, 2011 and changes during the year then ended:

	Shares	Weighted Average Fair Value at December 31, 2011
Unvested shares at January 1, 2011	-	$-

Granted	1,170,000	0.41
Vested	-	-
Forfeited	-	-
Unvested shares at December 31, 2011	1,170,000	$0.41

Expected to Vest as of December 31, 2011	1,170,000	$0.41

As of December 31, 2011, there was $303,943 of total unrecognized compensation expense related to restricted stock awards to non-employees.  That cost is expected to be recognized over a weighted average period of 0.73 year as of December 31, 2011.

For non-employee share-based compensation, the Company recognized share-based compensation expense of $291,259 and $67,796 in general and administrative expenses in the statement of operations for the years ended December 31, 2011 and January 1, 2011.